Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 123,037	$ 130,771
Corporate costs	(19,070)	(17,541)
Depreciation and amortization	(63,423)	(65,462)
Share-based compensation	(13,970)	(80,841)
Impairment expense on goodwill and intangible assets	(1,205,731)	(578)
Restructuring and other costs	(12,591)	(2,970)
Other income, net	3,478	32,525
Interest expense, net	(25,956)	(62,369)
Loss before taxes	$ (1,214,226)	$ (66,465)